Shareholder Report	6 Months Ended
Jul. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Select Portfolios
Entity Central Index Key	0000320351
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2024
Fidelity Telecom and Utilities Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Telecom and Utilities Fund
Class Name	Fidelity® Telecom and Utilities Fund
Trading Symbol	FIUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Telecom and Utilities Fund for the period February 1, 2024 to July 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Telecom and Utilities Fund	$ 40	0.74%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.74%
Net Assets	$ 997,883,811
Holdings Count | shares	33
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2024)
KEY FACTS
Fund Size	$997,883,811
Number of Holdings	33
Portfolio Turnover	46%

Holdings [Text Block]	TOP INDUSTRIES (% of Fund's net assets) Electric Utilities 51.9 Diversified Telecommunication Services 24.0 Multi-Utilities 10.4 Wireless Telecommunication Services 6.0 Independent Power and Renewable Electricity Producers 3.9 Electrical Equipment 0.9 Gas Utilities 0.7 Capital Markets 0.2 Common Stocks 98.0 Short-Term Investments and Net Other Assets (Liabilities) 2.0 ASSET ALLOCATION (% of Fund's net assets) United States 99.0 United Kingdom 1.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Verizon Communications Inc 11.5 AT&T Inc 10.9 NextEra Energy Inc 10.3 PG&E Corp 7.4 Edison International 5.0 Southern Co/The 4.8 Sempra 4.8 Constellation Energy Corp 4.5 T-Mobile US Inc 4.5 Entergy Corp 4.0 67.7